Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2011	May 31, 2011
Assets
Accumulated depreciation	$ 176,242	$ 0
Accumulated amortization	79,775	0
Current Liabilities
Accounts Payable, related party	$ 127,674	$ 90,174
Shareholders' Equity
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	20,424,000	16,855,600
Common stock shares outstanding	20,424,000	16,855,600